UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 87.86%
Alabama — 0.23%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.070% VRD	6,900,000	6,900,000
University of Alabama Revenue (University Hospital), Series C,
0.080% VRD	400,000	400,000

		7,300,000

Alaska — 1.97%
Alaska Bond Anticipation Notes,
1.000%, due 03/23/15	30,000,000	30,254,202
Valdez Marine Terminal Revenue (ExxonMobil Pipeline Co. Project),
0.070% VRD	3,100,000	3,100,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Pipeline Co. Project),
Series A,
0.070%, VRD	18,115,000	18,115,000
Series C,
0.070%, VRD	11,570,000	11,570,000

		63,039,202

Arizona — 0.40%
Arizona State Tax Anticipation Notes (Unemployment insurance)
Series A,
1.500%, due 05/07/14	5,000,000	5,006,530
Series B,
1.500%, due 05/21/14	5,000,000	5,009,008
Pima County Industrial Development Authority (Tucson Electric Power Co.-Irvington Project), Series A,
0.060% VRD	2,700,000	2,700,000

		12,715,538

California — 4.17%
Antelope Valley-East Kern Water Agency, Series A-2,
0.050% VRD	700,000	700,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A,
0.050% VRD	1,200,000	1,200,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1,
0.050% VRD	8,300,000	8,300,000
California State Kindergarten, Series A5,
0.070% VRD	8,200,000	8,200,000
California State,
Series A1,
2.000%, due 05/28/14	8,000,000	8,022,326

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
California — (concluded)
California State,
Series A2,
2.000%, due 06/23/14	17,500,000	17,570,847
California Statewide Communities Development Authority Revenue (Health Facilities Community Hospital of Monterey Peninsula), Series B,
0.050% VRD	3,450,000	3,450,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16),
0.060% VRD	2,500,000	2,500,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14),
0.070% VRD	1,637,000	1,637,000
Irvine Improvement Bond Act 1915 Limited Obligation (Reassessment District No. 85-7), Series A,
0.060% VRD	2,400,000	2,400,000
Los Angeles County Tax & Revenue Anticipation Notes, Series B,
2.000%, due 06/30/14	12,000,000	12,053,733
Metropolitan Water District Southern California Revenue Refunding, Series A-2,
0.040% VRD	9,705,000	9,705,000
Modesto Water Revenue Certificates of Participation Refunding, Series A,
0.050% VRD	16,000,000	16,000,000
Santa Clara County Financing Authority Revenue (El Camino Hospital), Series A,
0.060% VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B,
0.060% VRD	5,000,000	5,000,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series B,
0.040%, VRD	14,000,000	14,000,000
Series C,
0.050%, VRD	1,060,000	1,060,000
Torrance Revenue (Torrance Memorial Medical Center), Series B,
0.050% VRD	11,400,000	11,400,000

		133,198,906

Colorado — 2.60%
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-7,
0.070% VRD	3,060,000	3,060,000
Colorado Health Facilities Authority Revenue Refunding (The Evangelical),
0.060% VRD	830,000	830,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Colorado — (concluded)
Denver City & County Certificates of Participation Refunding,
Series A1,
0.070%, VRD	35,275,000	35,275,000
Series A2,
0.070%, VRD	20,590,000	20,590,000
Series A3,
0.070%, VRD	16,820,000	16,820,000
El Paso County Revenue (YMCA Pikes Peak Region Project),
0.070% VRD	6,535,000	6,535,000

		83,110,000

Connecticut — 0.25%
Hartford General Obligation Bond Anticipation Notes,
2.000%, due 04/10/14	8,000,000	8,003,382
District of Columbia — 1.03%
District of Columbia Revenue (German Marshall Fund of United States),
0.060% VRD	8,000,000	8,000,000
District of Columbia University Revenue Refunding (Georgetown University), Series B,
0.040% VRD	15,050,000	15,050,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue Subseries D-2,
0.080% VRD	9,995,000	9,995,000

		33,045,000

Florida — 2.94%
Florida State Board of Education (Public Education Capital Outlay Bonds), Series E (Bank of America Austin Certificates, Series 2008-1059),
0.080% VRD[1,2]	8,335,000	8,335,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C,
0.080% VRD	44,865,000	44,865,000
JEA Water & Sewer System Revenue, Subseries B-1,
0.070% VRD	10,445,000	10,445,000
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional), Series E,
0.060% VRD	4,500,000	4,500,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B,
0.070% VRD	9,700,000	9,700,000
Orange County Housing Finance Authority Housing Revenue Refunding (Highland Pointe Apartments), Series J, (FNMA Insured),
0.060% VRD	7,455,000	7,455,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Florida — (concluded)
Pinellas County Health Facilities Authority Revenue (Health System BayCare Health), Series A1,
0.080% VRD	8,505,000	8,505,000

		93,805,000

Georgia — 1.80%
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B,
0.060% VRD	9,825,000	9,825,000
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
0.050%, VRD	10,200,000	10,200,000
Series B-2,
0.050%, VRD	28,400,000	28,400,000
Series C-4,
0.050%, VRD	8,985,000	8,985,000

		57,410,000

Idaho — 0.44%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/14	14,000,000	14,062,342
Illinois — 7.92%
City of Chicago (Neighborhoods Alive 21), Series B,
0.060% VRD	32,535,000	32,535,000
City of Chicago, Series D-1,
0.070% VRD	12,180,000	12,180,000
Chicago Sales Tax Revenue Refunding, Series D-2,
0.070% VRD	27,500,000	27,500,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919,
0.060% VRD[1,2]	9,860,000	9,860,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.060% VRD	18,100,000	18,100,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.070% VRD	1,900,000	1,900,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.060% VRD	17,000,000	17,000,000
Illinois Finance Authority Revenue (Methodist Medical Center), Series B,
0.060% VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue (Rush University Medical Center), Series A,
0.060% VRD	9,700,000	9,700,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Illinois — (concluded)
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project),
0.060% VRD	5,675,000	5,675,000
Illinois Finance Authority Revenue (University of Chicago), Series B,
0.050% VRD	8,777,000	8,777,000
Illinois Finance Authority Revenue (Wesleyan University),
0.060% VRD	7,085,000	7,085,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.),
0.060% VRD	25,145,000	25,145,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A,
0.060% VRD	24,250,000	24,250,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C,
0.050% VRD	7,679,000	7,679,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B,
0.070% VRD	9,000,000	9,000,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-2D,
0.070% VRD	15,000,000	15,000,000
Illinois State, Series B-4,
0.070% VRD	5,000,000	5,000,000
Lombard Revenue (National University Health Sciences Project),
0.060% VRD	6,825,000	6,825,000
South Suburban Joint Action Water Agency Revenue,
0.080% VRD	5,550,000	5,550,000

		252,761,000

Indiana — 1.29%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project),
Series A-4,
0.070%, VRD	3,700,000	3,700,000
Series A-5,
0.070%, VRD	5,080,000	5,080,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series D,
0.050% VRD	3,165,000	3,165,000
Indiana Finance Authority Revenue (Ascension Health Senior Credit Group), Series E-4,
0.050% VRD	6,000,000	6,000,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A,
0.070% VRD	7,650,000	7,650,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Indiana — (concluded)
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1,
0.050% VRD	11,600,000	11,600,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project), Series H,
0.060% VRD	4,000,000	4,000,000

		41,195,000

Kansas — 1.71%
Kansas State Department of Transportation Highway Revenue Refunding,
Series B-1,
0.050%, VRD	12,830,000	12,830,000
Series B-2,
0.050%, VRD	15,265,000	15,265,000
Series B-3,
0.050%, VRD	5,495,000	5,495,000
Kansas State Department of Transportation Highway Revenue, Series C-4,
0.060% VRD	10,000,000	10,000,000
Mission Multi-Family Revenue Refunding (Housing Silverwood Apartment Project), (FNMA Insured),
0.060% VRD	11,000,000	11,000,000

		54,590,000

Kentucky — 0.87%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc.),
0.060% VRD	5,500,000	5,500,000
Boyle County Hospital Revenue (Ephraim McDowell Health Project),
0.080% VRD	6,695,000	6,695,000
Jeffersontown Lease Program Revenue (Kentucky League of Cities Funding Trust),
0.080% VRD	2,670,000	2,670,000
Shelby County Lease Revenue, Series A,
0.070% VRD	50,000	50,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A,
0.070% VRD	10,960,000	10,960,000
Williamstown League of Cities Funding Trust Lease Revenue, Series B,
0.070% VRD	1,930,000	1,930,000

		27,805,000

Louisiana — 0.59%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.070%, VRD	5,900,000	5,900,000
Series B,
0.070%, VRD	3,500,000	3,500,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Louisiana — (concluded)
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project),
0.070% VRD	6,825,000	6,825,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2,
0.050% VRD	2,500,000	2,500,000

		18,725,000

Maryland — 1.89%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A,
0.050% VRD	6,155,000	6,155,000
Maryland State Health & Higher Educational Facilities Authority Revenue (DeMatha Catholic High School),
0.070% VRD	8,420,000	8,420,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series A,
0.060% VRD	8,400,000	8,400,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue,
0.070% VRD	2,925,000	2,925,000
Montgomery County Housing Opportunities Commission Multi-Family Revenue, (Canterbury Apartments), Series A, (FNMA Insured),
0.060% VRD	4,500,000	4,500,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A,
0.060% VRD	30,000,000	30,000,000

		60,400,000

Massachusetts — 0.52%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education Smith College),
0.050% VRD	12,747,000	12,747,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series F3,
0.040% VRD	3,920,000	3,920,000

		16,667,000

Michigan — 0.44%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project),
0.070% VRD	2,800,000	2,800,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Michigan — (concluded)
Michigan State Finance Authority Revenue (Unemployment Obligation Assessment), Series C,
0.070% VRD	2,450,000	2,450,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F,
0.060% VRD	4,175,000	4,175,000
Michigan State Strategic Fund Limited Obligation Revenue (Greenpath, Inc. Project), Series A,
0.070% VRD	4,680,000	4,680,000
		14,105,000
Minnesota — 0.84%
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series A,
0.050%, VRD	12,925,000	12,925,000
Series B,
0.050%, VRD	13,800,000	13,800,000
		26,725,000
Mississippi — 3.14%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A,
0.070%, VRD	15,900,000	15,900,000
Series C,
0.070%, VRD	20,745,000	20,745,000
Series D,
0.070%, VRD	4,400,000	4,400,000
Series G,
0.070%, VRD	31,730,000	31,730,000
Series J,
0.070%, VRD	5,000,000	5,000,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System Project),
0.070% VRD	22,500,000	22,500,000
		100,275,000
Missouri — 3.38%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-1,
0.050%, VRD	7,000,000	7,000,000
Series C-3,
0.060%, VRD	3,800,000	3,800,000
Series C-5,
0.060%, VRD	30,100,000	30,100,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series A,
0.080%, VRD	5,900,000	5,900,000
Series B,
0.080%, VRD	15,300,000	15,300,000
Series C,
0.070%, VRD	22,300,000	22,300,000
Series D,
0.070%, VRD	7,200,000	7,200,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Missouri — (concluded)
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care), Series D,
0.070% VRD	16,460,000	16,460,000
		108,060,000
Nebraska — 0.30%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A,
0.080% VRD	9,500,000	9,500,000
New Hampshire — 1.01%
New Hampshire Health & Education Facilities Authority Revenue (Barclays Capital Municipal Trust Receipts Series 7WJ),
0.080% VRD[1,2]	8,825,000	8,825,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College),
0.050%, VRD	15,000,000	15,000,000
Series B,
0.070%, VRD	3,600,000	3,600,000
New Hampshire Health & Education Facilities Authority Revenue (River College),
0.090% VRD	4,760,000	4,760,000
		32,185,000
New Jersey — 1.80%
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A,
0.090% VRD	1,895,000	1,895,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project),
0.050% VRD	2,825,000	2,825,000
New Jersey Economic Development Authority Revenue (Peddie School Project),
0.060% VRD	4,800,000	4,800,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A,
0.050% VRD	2,860,000	2,860,000
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University),
0.050% VRD	9,805,000	9,805,000
New Jersey Health Care Facilities Financing Authority Revenue (Somerset Medical Center),
0.050% VRD	5,390,000	5,390,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health),
Series A-7,
0.050%, VRD	1,100,000	1,100,000
Series D,
0.050%, VRD	21,100,000	21,100,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New Jersey — (concluded)
New Jersey Health Care Facilities Financing Authority Revenue, Series A-3,
0.050% VRD	2,155,000	2,155,000
Rutgers State University Revenue, Series G,
0.070% VRD	5,635,000	5,635,000
		57,565,000
New Mexico — 0.25%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1,
0.050% VRD	8,000,000	8,000,000
New York — 15.69%
Albany County Bond Anticipation Notes,
1.250%, due 07/03/14	7,000,000	7,018,050
Buffalo Municipal Water Finance Authority Revenue Refunding,
0.060% VRD	1,700,000	1,700,000
Deer Park Union Free School District Tax Anticipation Notes,
1.000%, due 06/26/14	9,000,000	9,015,886
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
0.050% VRD	5,200,000	5,200,000
Erie County Fiscal Stability Authority Bond Anticipation Notes, Series A,
1.000%, due 07/31/14	8,000,000	8,019,875
Grand Island Central School District Bond Anticipation Notes,
1.000%, due 12/04/14	15,000,000	15,073,897
Long Island Power Authority, Series D,
0.050% VRD	6,590,000	6,590,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1,
0.050% VRD	24,590,000	24,590,000
Metropolitan Transportation Authority Revenue, Subseries E-3,
0.060% VRD	17,000,000	17,000,000
Nassau Health Care Corp. Revenue, Series B-1,
0.050% VRD	7,700,000	7,700,000
New Rochelle City School District Tax Anticipation Notes,
0.750%, due 06/27/14	3,500,000	3,504,494
New York City Health & Hospital Corp. Revenue (Health Systems), Series C,
0.060% VRD	20,000,000	20,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (continued)
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A, (FNMA Insured),
0.060% VRD	9,000,000	9,000,000
New York City Housing Development Corp. Multi-Family Revenue Mortgage (Marseilles Apartments), Series A,
0.060% VRD	2,030,000	2,030,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A,
0.090% VRD	10,900,000	10,900,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
0.050%, VRD	20,300,000	20,300,000
Series BB-2,
0.080%, VRD	8,980,000	8,980,000
Series BB-5,
0.060%, VRD	30,150,000	30,150,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue Second General Resolution, Series CC-1,
0.070% VRD	7,900,000	7,900,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Second Generation Resolution, Series A,
0.070% VRD	2,400,000	2,400,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue,
Series C,
0.070%, VRD	1,700,000	1,700,000
Subseries F1A,
0.050%, VRD	23,720,000	23,720,000
New York City,
Series F, Subseries F-3,
0.080%, VRD	5,300,000	5,300,000
Subseries B-3,
0.060%, VRD	2,045,000	2,045,000
Subseries D-4,
0.070%, VRD	15,000,000	15,000,000
Subseries G-4,
0.060%, VRD	33,400,000	33,400,000
Subseries G-7,
0.070%, VRD	17,150,000	17,150,000
Subseries L-4,
0.060%, VRD	6,700,000	6,700,000
Subseries L-6,
0.060%, VRD	28,205,000	28,205,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4,
0.060%, VRD	19,800,000	19,800,000
0.070%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A,
0.070% VRD	12,800,000	12,800,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (concluded)
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library),
Series A,
0.050%, VRD	4,950,000	4,950,000
Series B,
0.050%, VRD	2,700,000	2,700,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured),
0.050% VRD	2,300,000	2,300,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured),
0.060% VRD	6,400,000	6,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Wagner College),
0.050% VRD	5,860,000	5,860,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series C,
0.080% VRD	3,900,000	3,900,000
New York State Housing Finance Agency Revenue (Gotham West Housing), Series A-2,
0.050% VRD	18,205,000	18,205,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A,
0.060% VRD	6,000,000	6,000,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-2,
0.070% VRD	11,900,000	11,900,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured),
0.050% VRD	4,700,000	4,700,000
North Hempstead Township Bond Anticipation Notes, Series B,
0.500%, due 10/03/14	12,000,000	12,015,753
Onondaga County Industrial Development Agency (Syracuse University Project), Series B,
0.070% VRD	9,000,000	9,000,000
Saratoga County Capital Resource Corp. Revenue (Saratoga Hospital Project),
0.070% VRD	2,950,000	2,950,000
Triborough Bridge & Tunnel Authority Revenue,
Series B,
0.060%, VRD	7,870,000	7,870,000
Series B-2C,
0.060%, VRD	9,710,000	9,710,000
Series B-3,
0.060%, VRD	7,495,000	7,495,000
		500,847,955

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
North Carolina — 3.30%
Charlotte Water & Sewer System Revenue Refunding, Series C,
0.080% VRD	21,350,000	21,350,000
Charlotte Water & Sewer System Revenue, Series B,
0.060% VRD	1,400,000	1,400,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Hospital), Series E, (AGM Insured),
0.040% VRD	12,000,000	12,000,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series H,
0.070% VRD	34,980,000	34,980,000
Guilford County, Series B,
0.060% VRD	3,345,000	3,345,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B,
0.050% VRD	5,750,000	5,750,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A,
0.040% VRD	8,700,000	8,700,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A,
0.080% VRD	15,440,000	15,440,000
University of North Carolina Hospital Chapel Hill Revenue, Series B,
0.080% VRD	2,300,000	2,300,000
		105,265,000
Ohio — 5.48%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A,
0.060% VRD	5,360,000	5,360,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.060% VRD	16,235,000	16,235,000
Columbus Sewer Revenue, Series B,
0.050% VRD	32,250,000	32,250,000
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A,
0.060% VRD	500,000	500,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Ohio — (concluded)
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B,
0.060% VRD	12,000,000	12,000,000
Ohio (Common Schools),
Series A,
0.050%, VRD	3,600,000	3,600,000
Series B,
0.050%, VRD	36,045,000	36,045,000
Series D,
0.050%, VRD	38,500,000	38,500,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139),
0.070% VRD[1,2]	6,225,000	6,225,000
Ohio State University General Receipts,
0.040%, VRD	6,300,000	6,300,000
Series B,
0.050%, VRD	4,100,000	4,100,000
Ohio State University Revenue, Series E,
0.060% VRD	14,000,000	14,000,000
		175,115,000
Oregon — 2.15%
Oregon Health & Science University Revenue, Series C,
0.060% VRD	5,235,000	5,235,000
Oregon State Facilities Authority Revenue (Oregon Episcopal School Projects), Series A,
0.070% VRD	8,145,000	8,145,000
Oregon State Tax Anticipation Notes, Series A,
1.500%, due 07/31/14	55,000,000	55,241,256
		68,621,256
Pennsylvania — 4.05%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University),
0.060% VRD	2,000,000	2,000,000
Allegheny County Industrial Development Authority Health Care Facility (Longwood Oakmount, Inc.),
0.060% VRD	5,100,000	5,100,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship),
0.070% VRD	3,550,000	3,550,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B,
0.050% VRD	40,425,000	40,425,000
Emmaus General Authority Revenue, Subseries H-19,
0.070% VRD	5,000,000	5,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Pennsylvania — (concluded)
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C,
0.060% VRD	28,100,000	28,100,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3,
0.060% VRD	4,000,000	4,000,000
Philadelphia Gas Works Revenue Refunding, Series C,
0.060% VRD	8,000,000	8,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.050% VRD	21,045,000	21,045,000
Washington County Authority Revenue Refunding (University of Pennsylvania),
0.040% VRD	8,855,000	8,855,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series B,
0.070% VRD	3,395,000	3,395,000

		129,470,000

Rhode Island — 0.41%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology),
0.070% VRD	4,275,000	4,275,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project),
0.070% VRD	8,800,000	8,800,000

		13,075,000

South Dakota — 0.41%
South Dakota Health & Educational Facilities Authority Revenue (Regional Health),
0.080% VRD	12,965,000	12,965,000
Tennessee — 1.17%
Blount County Public Building Authority (Local Government Public Improvement), Series E-9-A,
0.070% VRD	3,970,000	3,970,000
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A,
0.080% VRD	11,500,000	11,500,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Tennessee — (concluded)
Shelby County Public Improvement and School, Series B,
0.050% VRD	21,780,000	21,780,000

		37,250,000

Texas — 8.57%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF), (FGIC Insured),
0.050% VRD[1,2]	7,595,000	7,595,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.080%, VRD	2,230,000	2,230,000
Subseries C-2,
0.080%, VRD	23,220,000	23,220,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.080%, VRD	16,575,000	16,575,000
Series A-2,
0.080%, VRD	5,825,000	5,825,000
Harris County Hospital District Revenue Refunding (Senior Lien),
0.060% VRD	8,440,000	8,440,000
Houston Airport System Revenue Refunding (Sub Lien),
0.070% VRD	4,900,000	4,900,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B,
0.050% VRD	8,500,000	8,500,000
Houston Tax and Revenue Anticipation Notes,
1.500%, due 06/30/14	12,000,000	12,038,975
2.000%, due 06/30/14	2,000,000	2,008,956
Laredo (Morgan Stanley Floater Certificates), Series 2065, (NATL-RE Insured),
0.060% VRD[1,2]	17,860,000	17,860,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), Series A,
0.070% VRD	15,100,000	15,100,000
North East Independent School District (Citigroup Eagle Class A Certificates 20070123), (PSF-GTD),
0.060% VRD[1,2]	8,935,000	8,935,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C,
0.050% VRD	2,600,000	2,600,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources),
Series A,
0.050%, VRD	20,100,000	20,100,000
Series B,
0.050%, VRD	31,800,000	31,800,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Texas — (concluded)
Texas State (Veterans), Series A,
0.050% VRD	2,495,000	2,495,000
Texas State Revenue Anticipation Notes,
2.000%, due 08/28/14	80,000,000	80,587,616
University of Texas Permanent University (Funding System), Series A,
0.030% VRD	3,000,000	3,000,000

		273,810,547

Utah — 1.10%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C,
0.070%, VRD	2,165,000	2,165,000
Series D,
0.070%, VRD	8,440,000	8,440,000
Utah Transportation Authority Sales Tax Revenue, Subseries B,
0.070% VRD	24,625,000	24,625,000

		35,230,000

Vermont — 0.37%
Winooski Special Obligation Refunding, Series A,
0.070% VRD	11,740,000	11,740,000
Virginia — 0.56%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A,
0.060% VRD	4,300,000	4,300,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2,
0.050% VRD	8,190,000	8,190,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A,
0.060%, VRD	4,720,000	4,720,000
Series D,
0.060%, VRD	600,000	600,000

		17,810,000

Washington — 2.10%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.070% VRD[1,2]	5,000,000	5,000,000
King County Sewer Revenue (Junior Lien),
Series A,
0.070%, VRD	23,000,000	23,000,000
Series B,
0.070%, VRD	21,950,000	21,950,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Washington — (concluded)
Washington Higher Education Facilities Authority Revenue Refunding (St. Martins University Project),
0.070% VRD	8,100,000	8,100,000
Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma-Pierce County Project),
0.060% VRD	8,865,000	8,865,000

		66,915,000

Wisconsin — 0.72%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B,
0.060% VRD	14,960,000	14,960,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan System),
0.060% VRD	7,950,000	7,950,000

		22,910,000

Total municipal bonds and notes (cost — $2,805,272,128)		2,805,272,128

Tax-exempt commercial paper — 12.75%
California — 0.97%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1,
0.130%, due 07/09/14	8,000,000	8,000,000
Los Angeles County Capital Asset Lease,
0.080%, due 04/09/14	23,000,000	23,000,000

		31,000,000

Connecticut — 1.34%
Yale University,
0.050%, due 04/03/14	14,060,000	14,060,000
0.060%, due 04/04/14	11,100,000	11,100,000
0.080%, due 05/08/14	17,775,000	17,775,000

		42,935,000

Illinois — 0.31%
Illinois Educational Facilities Authority Revenue,
0.070%, due 04/07/14	10,000,000	10,000,000

Maryland — 1.78%
Johns Hopkins University,
0.050%, due 04/21/14	17,700,000	17,700,000
0.060%, due 05/05/14	7,145,000	7,145,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — (continued)
Maryland — (concluded)
Montgomery County,
0.080%, due 04/03/14	32,000,000	32,000,000

		56,845,000

Minnesota — 1.59%
Mayo Clinic,
0.110%, due 05/13/14	30,000,000	30,000,000
0.120%, due 09/03/14	20,600,000	20,600,000

		50,600,000

Missouri — 1.17%
Curators University,
0.070%, due 04/02/14	17,600,000	17,600,000
0.070%, due 06/04/14	19,800,000	19,800,000

		37,400,000

New York — 0.36%
Metropolitan Transportation Authority,
0.080%, due 06/11/14	11,500,000	11,500,000

North Carolina — 0.27%
Duke University,
0.100%, due 05/05/14	8,500,000	8,500,000

Ohio — 0.31%
Cleveland Clinic,
0.100%, due 06/05/14	10,000,000	10,000,000

Tennessee — 0.78%
Vanderbilt University,
0.170%, due 04/03/14	12,000,000	12,000,000
0.140%, due 05/06/14	13,000,000	13,000,000

		25,000,000

Texas — 2.04%
Dallas Area Rapid Transit,
0.090%, due 05/13/14	6,000,000	6,000,000
0.080%, due 06/11/14	10,000,000	10,000,000
0.120%, due 08/19/14	4,000,000	4,000,000
Methodist Hospital,
0.090%, due 04/17/14	26,060,000	26,060,000
University of Texas,
0.070%, due 04/01/14	11,000,000	11,000,000
0.060%, due 05/14/14	8,000,000	8,000,000

		65,060,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — (concluded)
Virginia — 1.36%
University of Virginia,
0.050%, due 04/02/14	15,000,000	15,000,000
0.070%, due 04/07/14	17,750,000	17,750,000
0.080%, due 05/05/14	10,629,000	10,629,000

		43,379,000

Washington — 0.47%
University of Washington,
0.100%, due 06/04/14	15,000,000	15,000,000

Total tax-exempt commercial paper (cost — $407,219,000)		407,219,000

Total investments (cost — $3,212,491,128 which approximates cost for federal income tax purposes) — 100.61%		3,212,491,128

Liabilities in excess of other assets — (0.61)%		(19,548,898)
Net assets (applicable to 3,192,920,024 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		3,192,942,230

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	2,805,272,128	—	2,805,272,128
Tax-exempt commercial paper	—	407,219,000	—	407,219,000

Total	—	3,212,491,128	—	3,212,491,128

At March 31, 2014, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 20 days

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.28% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — March 31, 2014 (unaudited)

Portfolio acronyms
AGM	Assured Guaranty Municipal Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2014 and reset periodically.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2013.

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of Fund’s Schedule of investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2014